Income Taxes (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Income tax expense				$ (54,143)	$ (43,363)
Income tax expense percent				8.80%	16.60%
Tax Jurisdiction of Domicile [Extensible Enumeration]	Foreign	Foreign	Foreign
Tax Authority Term	10 years	10 years	10 years
Hong Kong [Member]
Income Taxes [Line Items]
Income tax expense percent	16.50%	16.50%	16.50%
Net operating losses carry forwards	$ 880,735					$ 710,383
Tax Authority Term	6 years	6 years	6 years
Hong Kong [Member] | Tier One [Member]
Income Taxes [Line Items]
Income tax expense	$ 255,614		$ 2
Income tax expense percent	8.25%	8.25%	8.25%
Hong Kong [Member] | Tier Two [Member]
Income Taxes [Line Items]
Income tax expense	$ 255,614		$ 2
Income tax expense percent	16.50%	16.50%	16.50%
Singapore [Member]
Income Taxes [Line Items]
Income tax expense percent	17.00%	17.00%	17.00%
Singapore [Member] | First Taxable Income [Member]
Income Taxes [Line Items]
Income tax expense	$ 7,828	$ 10,000
Income tax expense percent	75.00%	75.00%	75.00%
Singapore [Member] | Second Taxable Income [Member]
Income Taxes [Line Items]
Income tax expense	$ 148,728	$ 190,000
Income tax expense percent	50.00%	50.00%	50.00%